INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net
6.	INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Intangible assets, net consist of the following:

	As of December 31,
	2018	2019
Intangible assets with indefinite life:
Brand name (Note 3)	1,340	1,340
Master brand agreement	192	192
Intangible assets with definite life:
Franchise agreements	95	95
Favorable lease agreements	278	1 3
Purchased software	69	72
Other intangible assets	—	20

Total	1,974	1,732
Less: Accumulated amortization	(140)	(70)

Total	1,834	1,662

Schedule of unfavorable lease

As of December 31, 2018
Unfavorable lease agreements	3
Less: Accumulated amortization	(2)

Unfavorable lease agreements, net	1

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement
The annual estimated amortization expense for the above intangible assets excluding brand name and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2020	14
2021	14
2022	13
2023	13
2024	12
Thereafter	64

Total	130